As filed with the Securities and Exchange Commission on January 26, 2017

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 444	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT	☒
COMPANY ACT OF 1940

Amendment No. 446	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

  It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (February 24, 2017) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

  If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 444 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 70, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 444 is filed solely for the purpose of designating February 24, 2017 as the new effective date of Post-Effective Amendment No. 70, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 76 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 82 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 88 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 99 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 106 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 112 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 126 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 138 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 149 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 160 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 170 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 180 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 190 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 200 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 210 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 220 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 230 to the Trust’s Registration Statement, as filed June 18, 2015, Post-Effective Amendment No. 240 to the Trust’s Registration Statement, as filed July 16, 2015, Post-Effective Amendment No. 250 to the Trust’s Registration Statement, as filed August 13, 2015, Post-Effective Amendment No. 260 to the Trust’s Registration Statement, as filed September 10, 2015, Post-Effective Amendment No. 270 to the Trust’s Registration Statement, as filed October 8, 2015, Post-Effective Amendment No. 281 to the Trust’s Registration Statement, as filed November 5, 2015, Post-Effective Amendment No. 292 to the Trust’s Registration Statement, as filed December 3, 2015, Post-Effective Amendment No. 302 to the Trust’s Registration Statement, as filed December 30, 2015, Post-Effective Amendment No. 312 to the Trust’s Registration Statement, as filed January 28, 2016, Post-Effective Amendment No. 322 to the Trust’s Registration Statement, as filed February 25, 2016, Post-Effective Amendment No. 332 to the Trust’s Registration Statement, as filed March 24, 2016, Post-Effective Amendment No. 342 to the Trust’s Registration Statement, as filed April 21, 2016, Post-Effective Amendment No. 352 to the Trust’s Registration Statement, as filed May 19, 2016, Post-Effective Amendment No. 362 to the Trust’s Registration Statement, as file June 16, 2016, Post-Effective Amendment No. 372 to the Trust’s Registration Statement, as filed July 14, 2016, Post-Effective Amendment No. 382 to the Trust’s Registration Statement, as filed August 11, 2016, Post-Effective Amendment No. 392 to the Trust’s Registration Statement, as filed September 8, 2016, Post-Effective Amendment No. 402 to the Trust’s Registration Statement, as filed October 6, 2016, Post-Effective Amendment No. 413 to the Trust’s Registration Statement, as filed November 3, 2016, Post-Effective Amendment No. 424 to the Trust’s Registration Statement, as filed December 1, 2016, and Post-Effective Amendment No. 434 to the Trust’s Registration Statement, as filed December 29, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 444 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 26th day of January, 2017.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	January 26, 2017
Brent R. Harris*

	Trustee	January 26, 2017
Douglas M. Hodge*

	Trustee	January 26, 2017
George E. Borst*

	Trustee	January 26, 2017
E. Philip Cannon*

	Trustee	January 26, 2017
Jennifer H. Dunbar*

	Trustee	January 26, 2017
Gary F. Kennedy*

	Trustee	January 26, 2017
Peter B. McCarthy*

	Trustee	January 26, 2017
Ronald C. Parker*

	President (Principal Executive Officer)	January 26, 2017
Peter G. Strelow*
Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	January 26, 2017

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.